Stock Option Plans - Schedule of Stock Option Activity (Detail) (Intrexon Stock Option Plan [Member], USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2013		Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Intrexon Stock Option Plan [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Balances at beginning of period, Number of shares	2,313,526		3,614,530		1,448,145
Granted, Number of shares	764,209		548,571		2,429,684
Exercised, Number of shares	(17,649)		(194,570)		(75,840)
Forfeited, Number of shares	(325,604)		(1,210,857)		(145,214)
Expired, Number of shares	(36,865)		(444,148)		(42,245)
Balances at period end, Number of shares	2,697,617		2,313,526		3,614,530	1,448,145
Exercisable, Number of shares	992,112		808,633
Vested and Expected to Vest, Number of shares	2,434,816	[1]	2,194,790	[1]
Balances at beginning of period, Weighted average exercise price	$ 5.90		$ 5.22		$ 2.71
Granted, Weighted average exercise price	$ 11.07		$ 7.12		$ 6.48
Exercised, Weighted average exercise price	$ (3.10)		$ (2.43)		$ (2.43)
Forfeited, Weighted average exercise price	$ (6.94)		$ (6.30)		$ (3.34)
Expired, Weighted average exercise price	$ (5.15)		$ (2.29)		$ (2.94)
Balances at period end, Weighted average exercise price	$ 7.26		$ 5.90		$ 5.22	$ 2.71
Exercisable, Weighted average exercise price	$ 4.67		$ 4.06
Vested and Expected to Vest, Weighted average exercise price	$ 6.20	[1]	$ 5.85	[1]
Balances at period end, weighted average remaining contractual period	7 years 8 months 5 days		7 years 10 months 13 days		6 years 8 months 1 day	6 years 11 months 27 days
Exercisable at period end, weighted average remaining contractual period	5 years 9 months 15 days		6 years 5 months 5 days
Vested and Expected to Vest at period end, weighted average remaining contractual period	6 years 10 months 28 days	[1]	7 years 9 months 29 days	[1]

[1]	The number of stock options expected to vest takes into account an estimate of expected forfeitures.